Accounts Receivable (Details) - Shedule of company’s exposure to credit risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Ceded Credit Risk [Line Items]
Balance	$ 250	$ 128
Accounts receivables – Open Accounts [Member]
Ceded Credit Risk [Line Items]
Balance	69	108
Up to 30 Days [Member]
Ceded Credit Risk [Line Items]
Balance
31-60 Days [Member]
Ceded Credit Risk [Line Items]
Balance	120	20
61-90 Days [Member]
Ceded Credit Risk [Line Items]
Balance
91-120 Days [Member]
Ceded Credit Risk [Line Items]
Balance
Over 120 Days [Member]
Ceded Credit Risk [Line Items]
Balance	$ 61